Income Taxes (Details) - Schedule of income tax provision - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Current
Federal
State					47	35
Foreign					151	189	119
Total current					198	224	119
Deferred
Federal
State
Foreign
Total deferred
Total provision for income taxes	$ 65	$ 48	$ 103	$ 105	$ 198	$ 224	$ 119